Employee Benefits - Remeasurements of Net Defined Benefit Liabilities (Assets) Included in Other Comprehensive Income (Loss) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Group's share of associates regarding remeasurements	₩ 238	₩ 20	₩ 441
Related income tax	(35,235)	(1,169)	9,259
Remeasurements of net defined benefit liabilities (assets) [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(165,969)	(170,510)	(163,950)
Actuarial profit or loss arising from: Experience adjustment	43,644	56,225	(48,890)
Actuarial profit or loss arising from: Demographic assumptions	(19,952)	(15,379)	(7,702)
Actuarial profit or loss arising from: Financial assumptions	113,772	(12,961)	56,706
Return on plan assets	(8,824)	(22,195)	(16,374)
Group's share of associates regarding remeasurements	238	20	441
Remeasurements	128,878	5,710	(15,819)
Related income tax	(35,235)	(1,169)	9,259
Ending balance	₩ (72,326)	₩ (165,969)	₩ (170,510)